Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA) - Allocation of bonus shares (Details) - EUR (€) € in Thousands		12 Months Ended			24 Months Ended
	Apr. 14, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Warrants outstanding, end of period		2,218,293			2,218,293
Share Subscription Warrants April 14, 2023
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Allocated		927,223
Warrants outstanding, end of period		927,233			927,233
Number of shares which can be subscribed		927,223			927,223
Share Subscription Warrants June 17, 2022
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Warrants outstanding, beginning of period		398,476
Warrants outstanding, end of period		398,476	398,476		398,476
Number of shares which can be subscribed		398,476			398,476
Allocation of Bonus Shares
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Warrants outstanding, beginning of period		1,591,334	9,131,979		9,131,979
Total Number Of Shares Granted		20,495,492
Acquired		(1,578,960)	9,131,979
Allocated		18,904,158	(1,591,334)
Expired		(12,374)
Warrants outstanding, end of period		18,884,703	1,591,334	9,131,979	18,884,703
Number of shares which can be subscribed		18,884,703	1,591,334		18,884,703
Initial valuation (Black-Scholes)		€ 1,046			€ 1,046
Allocation of Bonus Shares | AGA 2022
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Total Number Of Shares Granted				18,904,158
Allocated	18,904,158	18,904,158
Expired	19,455	(19,455)
Warrants outstanding, end of period		18,884,703			18,884,703
Number of shares which can be subscribed		18,884,703			18,884,703
Shares called per warrant	1
Initial valuation (Black-Scholes)		€ 775			€ 775
Allocation of Bonus Shares | AGA 2021-2
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Warrants outstanding, beginning of period		1,591,334
Total Number Of Shares Granted		1,591,334
Acquired		(1,578,960)
Expired		(12,374)
Warrants outstanding, end of period			1,591,334
Initial valuation (Black-Scholes)		€ 271			€ 271
Allocation of Bonus Shares | AGA 2021-2
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Warrants outstanding, beginning of period		1,591,334
Allocated			1,591,334
Warrants outstanding, end of period			1,591,334
Number of shares which can be subscribed			1,591,334
Allocation of Bonus Shares | AGA 2020
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Warrants outstanding, beginning of period			2,500,911		2,500,911
Acquired			2,500,911
Warrants outstanding, end of period				2,500,911
Allocation of Bonus Shares | AGA 2021-1
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Warrants outstanding, beginning of period			6,631,068		6,631,068
Acquired			6,631,068
Warrants outstanding, end of period				6,631,068